SCHEDULE OF OPERATING LEASE (Details)	Jun. 30, 2021
Operating Leases
Operating Lease, Weighted Average Remaining Lease Term	32 months 24 days
Operating Lease, Weighted Average Discount Rate, Percent	6.75%